REVENUE RECOGNITION - Summary Of Impact Of Change In Policy (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 7,157	$ 7,233	$ 6,454	$ 6,173	$ 12,627	$ 19,860	$ 26,629	$ 23,362
Cost of revenues	(1,350)	(1,689)	(1,868)	(1,652)	(3,520)	(5,210)	(6,701)	(6,267)
Gross profit	$ 5,807	5,544	4,586	4,521	9,107	14,650	$ 19,928	17,095
As reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		7,456	6,584	6,364	12,948	20,404		24,024
Cost of revenues		(1,912)	(1,998)	(1,843)	(3,841)	(5,754)		(6,929)
Gross profit		5,544	4,586	4,521	9,107	14,650		17,095
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues		(223)	(130)	(191)	(321)	(544)		(662)
Cost of revenues		223	130	191	321	544		662
Gross profit		$ 0	$ 0	$ 0	$ 0	$ 0		$ 0